NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination 2070 Fund
Nationwide Destination Retirement Fund

Supplement dated August 25, 2026
to the Prospectus dated March 2, 2026

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Effective immediately, the seventh bullet point under the heading “Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill”) - Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill” on Appendix A of the Prospectus is deleted in its entirety and replaced with the following:
●
shares purchased by eligible persons associated with the Fund as defined in this Prospectus (e.g. the Fund's officers or Trustees) and

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE